Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Disclosure of provisions
Provisions consisted of the following:

	At December 31,
	2022			2021
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Product warranty and recall campaigns	€3,501	€5,764	€9,265	€3,461	€4,761	€8,222
Sales incentives	3,395	—	3,395	3,008	—	3,008
Restructuring	853	687	1,540	647	529	1,176
Legal proceedings and disputes	405	793	1,198	456	608	1,064
Commercial risks	2,444	228	2,672	1,441	292	1,733
Other risks	713	988	1,701	896	1,080	1,976
Total Provisions	€11,311	€8,460	€19,771	€9,909	€7,270	€17,179

Disclosure of changes in other provisions
Changes in Provisions were as follows:

	At January 1, 2022	Additional provisions	Settlements	Unused amounts	Translation differences	Transfer to Liabilities held for sale	Change in scope	Other	At December 31, 2022
	(€ million)
Product warranty and recall campaigns	€8,222	€4,879	€(4,094)	€(101)	€314	€(2)	€2	€45	€9,265
Sales incentives	3,008	6,418	(6,013)	(85)	63	(1)	—	5	3,395
Restructuring costs	1,176	1,167	(760)	(47)	(1)	—	—	5	1,540
Legal proceedings and disputes	1,064	259	(519)	(61)	85	(7)	22	355	1,198
Commercial risks	1,733	1,759	(553)	(129)	86	(4)	3	(223)	2,672
Other risks	1,976	439	(363)	(245)	23	(1)	10	(138)	1,701
Total Provisions	€17,179	€14,921	€(12,302)	€(668)	€570	€(15)	€37	€49	€19,771